Long-term debt, current and non-current, textual (Details)				3 Months Ended			4 Months Ended		7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 04, 2017 USD ($)	Mar. 19, 2015 USD ($)	May 22, 2014 USD ($)	Mar. 31, 2018 USD ($)	Mar. 30, 2016 USD ($)	Mar. 30, 2015 USD ($)	May 10, 2016 USD ($)	Apr. 30, 2015 USD ($)	Jul. 24, 2015 USD ($)	Oct. 06, 2015 USD ($)	Nov. 19, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Repayments of Long-term Debt												$ 55,164,000	$ 42,489,000	$ 321,240,000
Trading Symbol												DSX
Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												May 20, 2015
Debt Instrument, Face Amount												$ 63,250,000
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Maturity Date												May 15, 2020
Debt Instrument, Interest Rate, Stated Percentage												8.50%
Debt Instrument, Face Amount Per Note												$ 25
Proceeds from Issuance of Unsecured Debt														61,180,000
Debt Instrument, Redemption Period, Start Date												May 15, 2017
Debt Instrument, Redemption Price, Percentage												100.00%
Trading Symbol												DSXN
Unsecured Senior Notes [Member] | Officers And Directors [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt														$ 12,750,000
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt												46
Debt Instrument, Frequency of Periodic Payments												quarterly or semi-annual installments plus one balloon installment
Debt Instrument, Maturity Date Range, Start												Jan. 31, 2019
Debt Instrument, Maturity Date Range End												Mar. 31, 2032
Debt Instrument, Description of Variable Rate Basis												LIBOR plus margin ranging from 1% to 3%
Long-term Debt, Weighted Average Interest Rate												3.38%	2.79%
Debt Instrument Collateral Amount												$ 968,083,000
Compensating Balance, Amount												$ 25,000,000	$ 23,000,000
Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Loan Margin Percentage												1.00%
Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Loan Margin Percentage												3.00%
Bremer Landesbank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Oct. 22, 2009
Number Of Subsidiaries, Entered Into Loan Agreement												1
Debt Instrument, Face Amount												$ 40,000,000
Debt Instrument, Number of installments												40
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 900,000
Debt Instrument, Baloon Payment												$ 4,000,000
Debt Instrument, Maturity Date												Nov. 12, 2019
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												2.15%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Oct. 02, 2010
Number Of Subsidiaries, Entered Into Loan Agreement												2
Debt Instrument, Face Amount												$ 82,600,000
Proceeds From Issuance Of Secured Debt																$ 72,100,000
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												2.50%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Lae Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments												40
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 628,000
Debt Instrument, Baloon Payment												$ 12,332,000
Debt Instrument, Maturity Date												Feb. 15, 2022
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Namu Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments												40
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 581,000
Debt Instrument, Baloon Payment												$ 11,410,000
Debt Instrument, Maturity Date												May 18, 2022
Emporiki Bank of Greece S.A. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Sep. 13, 2011
Number Of Subsidiaries, Entered Into Loan Agreement												1
Debt Instrument, Face Amount												$ 15,000,000
Debt Instrument, Number of installments												20
Debt Instrument, Frequency of Periodic Payments												semi-annual
Debt Instrument, Periodic Payment, Principal												$ 500,000
Debt Instrument, Baloon Payment												$ 5,000,000
Debt Instrument, Maturity Date												Sep. 15, 2021
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that is equivalently secured by cash pledge in favor of the bank
Loan Margin Percentage												2.50%
Emporiki Bank of Greece S.A. [Member] | Loan Amount Secured By Cash Pledge in Favor of the Bank [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Loan Margin Percentage												1.00%
CEXIM Bank and DnB [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												May 24, 2013
Number Of Subsidiaries, Entered Into Loan Agreement												2
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												3.00%
CEXIM Bank and DnB [Member] | Erikub Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 15,000,000
Debt Instrument, Number of installments												19
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 250,000
Debt Instrument, Baloon Payment												$ 10,250,000
Debt Instrument, Maturity Date												Feb. 22, 2019
Proceeds From Issuance Of Debt			$ 15,000,000
CEXIM Bank and DnB [Member] | Wotho Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 15,000,000
Debt Instrument, Number of installments												19
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 250,000
Debt Instrument, Baloon Payment												$ 10,250,000
Debt Instrument, Maturity Date												Feb. 22, 2019
Proceeds From Issuance Of Debt			$ 15,000,000
Commonwealth Bank Of Australia [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Jan. 09, 2014
Number Of Subsidiaries, Entered Into Loan Agreement												2
Debt Instrument, Face Amount												$ 18,000,000
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												2.25%
Commonwealth Bank Of Australia [Member] | Taka Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 8,500,000
Debt Instrument, Number of installments												24
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 196,000
Debt Instrument, Baloon Payment												$ 3,800,000
Debt Instrument, Maturity Date												Jan. 13, 2020
Commonwealth Bank Of Australia [Member] | Fayo Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 9,500,000
Debt Instrument, Number of installments												32
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 156,000
Debt Instrument, Baloon Payment												$ 4,500,000
Debt Instrument, Maturity Date												Jan. 13, 2022
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Dec. 18, 2014
Number Of Subsidiaries, Entered Into Loan Agreement												2
Debt Instrument, Face Amount												$ 55,000,000
Proceeds From Issuance Of Secured Debt															$ 53,500,000
Debt Instrument, Number of installments												14
Debt Instrument, Frequency of Periodic Payments												semi-annual
Debt Instrument, Periodic Payment, Principal												$ 1,574,000
Debt Instrument, Baloon Payment												$ 31,466,000
Debt Instrument, Maturity Date												Nov. 30, 2021
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												2.00%
Nordea Bank AB [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Mar. 17, 2015
Number Of Subsidiaries, Entered Into Loan Agreement												8
Debt Instrument, Face Amount												$ 110,000,000
Proceeds From Issuance Of Secured Debt		$ 93,080,000
Repayments of Long-term Debt		$ 38,345,000
Debt Instrument, Number of installments												24
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 1,862,000
Debt Instrument, Baloon Payment												$ 48,402,000
Debt Instrument, Maturity Date												Mar. 19, 2021
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												2.10%
ABN AMRO Bank NV [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Mar. 26, 2015
Number Of Subsidiaries, Entered Into Loan Agreement												3
Debt Instrument, Face Amount												$ 53,000,000
Proceeds From Issuance Of Secured Debt						$ 50,160,000
Debt Instrument, Number of installments												24
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 994,000
Debt Instrument, Baloon Payment												$ 26,310,000
Debt Instrument, Maturity Date												Mar. 30, 2021
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												2.00%
Danish Ship FInance A/S [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Apr. 29, 2015
Number Of Subsidiaries, Entered Into Loan Agreement												1
Debt Instrument, Face Amount												$ 30,000,000
Proceeds From Issuance Of Secured Debt								$ 30,000,000
Debt Instrument, Number of installments												28
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 500,000
Debt Instrument, Baloon Payment												$ 16,000,000
Debt Instrument, Maturity Date												Apr. 30, 2022
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												2.15%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Jul. 22, 2015
Debt Instrument, Face Amount												$ 165,000,000
Proceeds From Issuance Of Secured Debt									$ 165,000,000
Debt Instrument, Number of installments												20
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Baloon Payment												$ 69,000,000
Debt Instrument, Maturity Date												Jul. 24, 2020
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Debt Instrument, Debt Default, Amount													25,650,000
Long-term portion of bank debt reclassified as current													$ 19,731,000
Debt Instrument, Debt Default, Description of Violation or Event of Default												As at December 31, 2016, the Company was not in compliance with the minimum security cover requirement of its loan agreement with BNP Paribas dated July 22, 2015. The shortfall was estimated by the Company to be $25,650 and an amount of $19,731, representing the amount which would have to be paid to the bank, was reclassified from non-current debt to the “Current portion of long-term debt, net of deferred financing costs, current” in the 2016 accompanying consolidated balance sheet.
BNP Paribas [Member] | First Eight Installments [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments												8
Debt Instrument, Periodic Payment, Principal												$ 2,500,000
Loan Margin Percentage												2.35%
BNP Paribas [Member] | From 9th To 12th Installment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments												4
Debt Instrument, Periodic Payment, Principal												$ 5,000,000
Loan Margin Percentage												2.30%
BNP Paribas [Member] | From 13th to 20th Installment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments												8
Debt Instrument, Periodic Payment, Principal												$ 7,000,000
Loan Margin Percentage												2.25%
ING Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Sep. 30, 2015
Number Of Subsidiaries, Entered Into Loan Agreement												2
Debt Instrument, Face Amount												$ 39,683,000
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												1.65%
ING Bank N.V. [Member] | Ujae Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 27,950,000
Proceeds From Issuance Of Secured Debt											$ 27,950,000
Debt Instrument, Number of installments												28
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 466,000
Debt Instrument, Baloon Payment												$ 14,907,000
Debt Instrument, Maturity Date												Nov. 19, 2022
ING Bank N.V. [Member] | Rairok Shipping Company Inc [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 11,733,000
Proceeds From Issuance Of Secured Debt										$ 11,733,000
Debt Instrument, Number of installments												28
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 293,000
Debt Instrument, Baloon Payment												$ 3,520,000
Debt Instrument, Maturity Date												Oct. 06, 2022
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Jan. 07, 2016
Number Of Subsidiaries, Entered Into Loan Agreement												3
Debt Instrument, Face Amount												$ 75,735,000
Proceeds From Issuance Of Secured Debt	$ 57,240,000
Debt Instrument, Number of installments												60
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 954,000
Debt Instrument, Maturity Date												Mar. 12, 2032
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												2.30%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												Mar. 29, 2016
Number Of Subsidiaries, Entered Into Loan Agreement												2
Debt Instrument, Face Amount												$ 25,755,000
Proceeds From Issuance Of Secured Debt					$ 25,755,000
Debt Instrument Date Of First Required Payment												Sep. 30, 2017
Debt Instrument, Number of installments												8
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 855,000
Debt Instrument, Baloon Payment												$ 18,915,000
Debt Instrument, Maturity Date												Jun. 30, 2019
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												3.00%
DNB Bank ASA And Export-Import Bank Of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date												May 10, 2016
Number Of Subsidiaries, Entered Into Loan Agreement												1
Debt Instrument, Face Amount												$ 13,510,000
Proceeds From Issuance Of Secured Debt							$ 13,510,000
Debt Instrument, Baloon Payment												$ 12,242,000
Debt Instrument, Maturity Date												Jan. 04, 2019
Debt Instrument, Description of Variable Rate Basis												LIBOR plus a margin
Loan Margin Percentage												3.00%
Debt Instrument, Prepayment Amount				$ 289,000
DNB Bank ASA And Export-Import Bank Of China [Member] | First Seven Installments [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments												7
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 20,000
DNB Bank ASA And Export-Import Bank Of China [Member] | From Eighth To Eleventh Installment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments												4
Debt Instrument, Frequency of Periodic Payments												quarterly
Debt Instrument, Periodic Payment, Principal												$ 283,000